Organization and Going Concern (Details Narrative) - USD ($)			9 Months Ended
	Apr. 02, 2022	Aug. 12, 2016	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of convertible shares issued			336,810
Reverse stock split	2-for-1 reverse stock split
Awarded contracts				$ 5,531,722
Accumulated deficit			$ 8,143,980	$ 5,795,432	$ 4,540,236
Common Stock [Member]
Number of convertible shares issued		45,000,000
Sale of stock membership percentage		100.00%